Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and equivalents (note 14A)	$ 2,153	$ 1,571
Accounts receivable	427	248
Inventories	1,930	1,852
Other current assets	333	307
Total current assets	4,843	3,978
Non-current assets
Equity in investees (note 12)	4,459	1,234
Property, plant and equipment	16,890	12,826
Goodwill	2,837	1,176
Intangible assets	227	227
Deferred income tax assets	252	259
Non-current portion of inventory	1,830	1,696
Other assets	1,264	1,235
Total assets	32,602	22,631
Current liabilities
Accounts payable	1,064	1,101
Debt	303	43
Current income tax liabilities	133	203
Other current liabilities	282	321
Total current liabilities	1,782	1,668
Non-current liabilities
Debt	5,504	5,695
Provisions	3,179	2,904
Deferred income tax liabilities	1,941	1,236
Other liabilities	1,729	1,743
Total liabilities	14,135	13,246
Equity
Capital stock (note 16)	28,801	20,883
Deficit	(13,227)	(13,453)
Accumulated other comprehensive loss	(154)	(158)
Other	326	321
Total equity attributable to Barrick Gold Corporation shareholders	15,746	7,593
Non-controlling interests	2,721	1,792
Total equity	18,467	9,385
Contingencies and commitments (notes 5 and 17)
Total liabilities and equity	$ 32,602	$ 22,631